Note 13 - Financial Information of Parent Company - Balance Sheet (Details) (Parentheticals) - Ordinary Shares [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2020
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	500,000,000	500,000,000
Common Stock, Shares, Issued (in shares)	168,000,000	56,000,000	50,000,000
Common Stock, Shares, Outstanding (in shares)	168,000,000	56,000,000
Common Stock, Shares, Issued	168,000,000	56,000,000	50,000,000
Common Stock, Shares, Outstanding (in shares)	168,000,000	56,000,000
Parent Company [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	500,000,000	500,000,000
Common Stock, Shares, Issued (in shares)	168,000,000	56,000,000
Common Stock, Shares, Outstanding (in shares)	168,000,000	56,000,000
Common Stock, Shares, Issued	168,000,000	56,000,000
Common Stock, Shares, Outstanding (in shares)	168,000,000	56,000,000